Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 174,721	$ 174,223
Restricted cash	14,928	3,153
Marketable securities	2,639	3,642
Marketable securities pledged to creditors	5,835	7,323
Trade accounts receivable, net	40,974	63,245
Related party receivables	13,255	15,581
Other receivables	22,950	25,468
Inventories	57,858	66,664
Voyages in progress	34,705	71,339
Prepaid expenses and accrued income	7,725	11,167
Current portion of investment in finance lease	0	157
Other current assets	2,729	6,526
Total current assets	378,319	448,488
Long-term assets
Newbuildings	48,498	46,068
Vessels and equipment, net	3,307,144	2,579,905
Vessels and equipment under finance leases, net	53,518	418,390
Right-of-use assets under operating leases	8,426	12,058
Investment in finance lease	0	10,822
Goodwill	112,452	112,452
Derivative instruments receivable	0	148
Investment in associated company	1,279	4,927
Loan notes receivable	1,388	0
Prepaid consideration	0	55,287
Other long-term assets	7,197	9,273
Total assets	3,918,221	3,697,818
Current liabilities
Short-term debt and current portion of long-term debt	167,082	438,962
Current portion of obligations under finance leases	7,810	283,463
Current portion of obligations under operating leases	4,548	4,916
Related party payables	19,853	20,186
Trade accounts payable	7,860	13,042
Accrued expenses	42,529	75,745
Derivative instruments payable	19,261	4,264
Other current liabilities	12,418	7,545
Total current liabilities	281,361	848,123
Long-term liabilities
Long-term debt	1,968,924	1,254,417
Obligations under finance leases	48,467	76,447
Obligations under operating leases	4,177	7,561
Other long-term liabilities	3,739	1,062
Total liabilities	2,306,668	2,187,610
Commitments and contingencies
Equity
Share capital (197,692,321 shares. 2019: 196,894,321 shares. All shares are issued and outstanding at par value $1.00 per share)	197,692	196,894
Additional paid in capital	402,021	397,210
Contributed surplus	1,004,094	1,070,688
Accumulated other comprehensive income	200	330
Retained earnings (deficit)	8,018	(155,146)
Total equity attributable to the Company	1,612,025	1,509,976
Non-controlling interest	(472)	232
Total equity	1,611,553	1,510,208
Total liabilities and equity	$ 3,918,221	$ 3,697,818